Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Subject to Possible Redemption
Diluted weighted average shares	3,519,819	16,500,000	11,745,355	16,439,560	576,923	16,454,795
Diluted net income (loss) per share	$ (0.05)	$ 0.02	$ 0.05	$ 0.02	$ (0.03)	$ 0.06
Non-Redeemable Shares
Diluted weighted average shares	4,125,000	4,125,000	4,125,000	4,125,000	4,125,000	4,125,000
Diluted net income (loss) per share	$ (0.05)	$ 0.02	$ 0.05	$ 0.02	$ (0.03)	$ 0.06